S000067792 [Member] Investment Strategy - Domini Sustainable Solutions Fund	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies:
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities of companies that demonstrate a commitment to sustainability solutions.
For purposes of the Fund’s 80% policy, a company demonstrates a commitment to sustainability solutions if the Adviser determines, based on its analysis, that the company provides, invests in or creates products or services that seek to help:
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Accelerate the transition to a low‑carbon future, including through renewable energy, distributed generation, off‑grid solutions, energy storage, electric vehicles, energy management solutions, energy-efficient technologies, or related financial services;

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Contribute to the development of sustainable and resilient communities, including through energy-efficient transportation systems, affordable and/or resilient housing, sustainable infrastructure solutions, green buildings and materials, or related real estate investments;

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Promote a circular economy with sustainable production and consumption, including through efficient usage of natural resources, products using recycled or recyclable materials, products with longer life cycles, or solutions for product life cycle extension;

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Provide access to clean water, including through water infrastructure, affordable water services, water treatment solutions, plumbing and flow-control equipment, or water harvesting or conservation solutions;

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Support more sustainable food and agricultural systems, including through production or access to healthy, organic, plant-based, and/or fair-trade food, resource-efficient agriculture, support for small-scale farming, or the reduction of food waste;

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Promote societal health and well-being, including through vaccines or other preventative health care solutions, diagnostics, medicines, innovative medical equipment or technologies, or solutions related to consumer health, nutrition, fitness or safety;

•	Broaden financial inclusion and/or promote sustainable finance, including through improvement of, or access to, capital, banking, insurance, investment, or other financial products or services; or
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Bridge the digital divide and/or support sustainable information and communication systems, including through access to information and communication technologies/services, education, training, or job placement, communications or network infrastructure, cybersecurity solutions, or related enterprise technology solutions.

A company that demonstrates a commitment to sustainability solutions is also evaluated on financial criteria.
The Fund may invest in equity securities issued by companies of any market capitalization located throughout the world, including the U.S. For purposes of the Fund’s investment policies, equity securities include common stocks, depositary receipts, warrants, rights, and preferred shares.
Securities of foreign issuers may be purchased directly or through depositary receipts, including American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), and Global Depositary Receipts (GDRs), or other securities representing underlying shares of foreign companies.
The Fund’s investments are not constrained by benchmark weightings in regions, countries, or sectors. The Fund may have significant exposure to securities of issuers in the industrials, information technology, financials, health care, and consumer discretionary sectors. In addition, because the Fund is unconstrained to any benchmark, these exposures may change over time. The Fund may have significant exposure to any region, country or sector at any time. The Fund may invest in fewer than fifty securities.
Domini Impact Investments LLC (the “Adviser”), the Fund’s adviser, seeks to identify investment opportunities for the Fund that, in the Adviser’s view, create positive environmental and social outcomes for people and the planet, while also seeking competitive financial returns (“Impact Investing”). All of the investment selections made by the Adviser are based on the evaluation of environmental and social factors, including the core business in which a company engages and/or how a company treats its key stakeholders, such as its customers, employees, suppliers, ecosystems, local, national, and global communities, and/or investors (“environmental and social factors”). A security will be sold if the Adviser determines that the company is no longer eligible for investment based on the Adviser’s ongoing evaluation of environmental and social factors, financial criteria, and/or the company no longer demonstrates a commitment to sustainability solutions, as applicable.
SSGA Funds Management, Inc. (the “Subadviser”), the Fund’s subadviser, will purchase or sell securities to implement the Adviser’s investment selections at a time determined appropriate by the Subadviser and in accordance with, but not necessarily in the identical amounts as provided with the Adviser’s investment selections.